Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total revenues	$ 193,439	$ 273,832
Cost of revenues
Total cost of revenues	(174,127)	(241,152)
Gross profit	19,312	32,680
Operating expenses
Sales and marketing expenses	(1,107)	(968)
General and administrative expenses	(4,093)	(3,326)
Research and development expenses	(751)	(734)
Unrealized gain on digital asset receivables or payables	5,170
Unrealized gain/(loss) on digital assets	15,074	(4,603)
Realized gain on sales of digital assets	2,426	22,982
Total operating income, net	16,719	13,351
Operating income	36,031	46,031
Investment income	250
Interest expense	(4,283)	(3,056)
Interest income	1,092	1,118
Other (expenses)/income, net	(143)	(15)
Income before income taxes	32,947	44,078
Income tax expense	(2,620)	(7,439)
Net income and total comprehensive income	30,327	36,639
Less: Net income attributable to non-controlling interests	(74)
Total Comprehensive income attributable to ordinary shareholders of BitFuFu	$ 30,253	$ 36,639
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	163,186,914	159,525,286
Ordinary shares –diluted (in Shares)	168,569,206	163,153,129
Earnings per share:
Ordinary shares – basic (in Dollars per share)	$ 0.19	$ 0.23
Ordinary shares –diluted (in Dollars per share)	$ 0.18	$ 0.22
Related Party
Cost of revenues
Total cost of revenues	$ (89,002)	$ (88,989)
Third Parties
Cost of revenues
Total cost of revenues	(71,663)	(139,969)
Depreciation and Amortization
Cost of revenues
Total cost of revenues	$ (13,462)	$ (12,194)